Pension And Postretirement Benefits (Net Periodic Benefit Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss	$ (2,152)	$ 7,869	$ (7,584)
Net periodic benefit (credit) cost	(2,821)	7,232	(7,390)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	1,212	1,134	1,321
Interest cost on projected benefit obligation	1,902	2,470	2,429
Expected return on assets	(3,317)	(3,380)	(3,312)
Amortization of prior service cost (credit)	(103)	(94)	(94)
Actuarial (gain) loss	(373)	5,419	(5,013)
Net periodic benefit (credit) cost	(679)	5,549	(4,669)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	222	233	352
Interest cost on projected benefit obligation	967	1,458	1,532
Expected return on assets	(421)	(653)	(706)
Amortization of prior service cost (credit)	(1,278)	(1,448)	(1,161)
Actuarial (gain) loss	(1,632)	2,093	(2,738)
Net periodic benefit (credit) cost	(2,142)	1,683	(2,721)
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	9	7	9
Interest cost on projected benefit obligation	77	109	101
Amortization of prior service cost (credit)	1	(1)	0
Actuarial (gain) loss	(36)	243	(106)
Net periodic benefit (credit) cost	$ 51	$ 358	$ 4